Subsequent Events	3 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
On April 26, 2026, the Company's Board of Directors approved and declared a cash dividend on its issued and outstanding preference shares, payable on June 15, 2026 or the next business day thereafter to holders of record at the close of business on June 8, 2026 as follows:

Preference Share Series	Dividend Rate	Dividend Per Share
Series A	8.500%	$0.5312500
Series B	8.000%	$0.5000000
Series C	7.375%	$0.4609375
Series D	6.875%	$0.4296875
Series E	5.750%	$0.3593750
Series F	7.625%	$0.4765625
Series G	7.500%	$0.4687500